Label	Element	Value
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,378,280
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	528,150
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	827,635
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	5,329,736
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	2,236,250
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	1,194,737
Additional Paid-in Capital [Member]
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	(680)
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	(2,000)
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits	(3)
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,378,240
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	528,144
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	827,634
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	5,329,735
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	887
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	671
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(43)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(61)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	1,480
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	2,236,240
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	1,193,844
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan	28,952
Common Stock [Member]
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	40
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	6
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	398
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ 6
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	9
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	43
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	63
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ 20
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	5,953
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	9,067
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	43,044
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	63,334
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	20,000
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants	10,000
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	10
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Retained Earnings [Member]
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Series B Preferred Stock [Member] | Preferred Stock [Member]
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ (893)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(892,857)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants	892,857
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	893
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Series F Preferred Stock [Member] | Preferred Stock [Member]
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries	1,233
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries	$ 1
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Series D Preferred Stock [Member] | Preferred Stock [Member]
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	1,000
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits	$ 3
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 1
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	$ 1
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(2)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(378)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(1,955)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits	2,799
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	1,000
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries	(1,233)
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries	$ (1)
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Series E Preferred Stock [Member] | Preferred Stock [Member]
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	$ 2,000
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants	2,000,000
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ (1,500)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(1,500,000)
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan
Series C Preferred Stock [Member] | Preferred Stock [Member]
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	$ 680
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockOwnershipPlan
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition during the period of a beneficial conversion feature related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants	680,000
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(680)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(680,000)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance on various dates between February 1, and October __, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance on November 8, 2016 of 1,000 shares of Series D Convertible Preferred Stock with a value of $5,500,000 in exchange for the reduction of $5,000,000 in long-debt, net of transaction costs of $170,264 (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrants for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of common stock under employee stock purchase plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan